Schedule III Real Estate and Accumulated Depreciation and Depletion Part I (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Encumbrances	$ 36,012
Initial Cost to Company	131,836
Cost capitalized subsequent to acquisition	175,637
Gross amount at which carried at end of period	307,473	$ 292,528	$ 286,671	$ 268,932
Accumulated Depreciation & Depletion	79,973
Aggregate cost for Federal income tax purposes	269,546
Investment Property
Encumbrances	0
Initial Cost to Company	1,629
Cost capitalized subsequent to acquisition	(101)
Gross amount at which carried at end of period	1,528
Accumulated Depreciation & Depletion	691
Mining royalty lands
Encumbrances	0
Initial Cost to Company	39,302
Cost capitalized subsequent to acquisition	104
Gross amount at which carried at end of period	39,406
Accumulated Depreciation & Depletion	8,383
Baltimore, MD 5
Encumbrances	0
Initial Cost to Company	4,309
Cost capitalized subsequent to acquisition	276
Gross amount at which carried at end of period	4,585
Accumulated Depreciation & Depletion	273
Baltimore, MD 6
Encumbrances	0
Initial Cost to Company	8,412
Cost capitalized subsequent to acquisition	521
Gross amount at which carried at end of period	8,933
Accumulated Depreciation & Depletion	54
Asset Management Properties
Encumbrances	36,012
Initial Cost to Company	76,564
Cost capitalized subsequent to acquisition	150,835
Gross amount at which carried at end of period	227,399
Accumulated Depreciation & Depletion	68,521
Alachua, FL
Encumbrances	0
Initial Cost to Company	1,442
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	1,442
Accumulated Depreciation & Depletion	156
Clayton, GA
Encumbrances	0
Initial Cost to Company	369
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	369
Accumulated Depreciation & Depletion	5
Fayette, GA
Encumbrances	0
Initial Cost to Company	685
Cost capitalized subsequent to acquisition	199
Gross amount at which carried at end of period	884
Accumulated Depreciation & Depletion	67
Lake, FL
Encumbrances	0
Initial Cost to Company	402
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	402
Accumulated Depreciation & Depletion	158
Lake, FL 2
Encumbrances	0
Initial Cost to Company	1,083
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	1,083
Accumulated Depreciation & Depletion	975
Lake Louise, FL
Encumbrances	0
Initial Cost to Company	11,039
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	11,039
Accumulated Depreciation & Depletion	0
Lee, FL
Encumbrances	0
Initial Cost to Company	4,690
Cost capitalized subsequent to acquisition	12
Gross amount at which carried at end of period	4,702
Accumulated Depreciation & Depletion	6
Monroe, GA
Encumbrances	0
Initial Cost to Company	792
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	792
Accumulated Depreciation & Depletion	288
Muscogee, GA
Encumbrances	0
Initial Cost to Company	369
Cost capitalized subsequent to acquisition	(45)
Gross amount at which carried at end of period	324
Accumulated Depreciation & Depletion	324
Prince Wil, VA
Encumbrances	0
Initial Cost to Company	298
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	298
Accumulated Depreciation & Depletion	298
Putnam, FL
Encumbrances	0
Initial Cost to Company	15,002
Cost capitalized subsequent to acquisition	37
Gross amount at which carried at end of period	15,039
Accumulated Depreciation & Depletion	4,533
Putnam, FL 2
Encumbrances	0
Initial Cost to Company	302
Cost capitalized subsequent to acquisition	(2)
Gross amount at which carried at end of period	300
Accumulated Depreciation & Depletion	283
Spalding, GA
Encumbrances	0
Initial Cost to Company	20
Cost capitalized subsequent to acquisition	0
Gross amount at which carried at end of period	20
Accumulated Depreciation & Depletion	0
Marion, FL
Encumbrances	0
Initial Cost to Company	1,180
Cost capitalized subsequent to acquisition	4
Gross amount at which carried at end of period	1,184
Accumulated Depreciation & Depletion	599
Baltimore, MD 1
Encumbrances	1,698
Initial Cost to Company	439
Cost capitalized subsequent to acquisition	4,429
Gross amount at which carried at end of period	4,868
Accumulated Depreciation & Depletion	2,714
Baltimore, MD 2
Encumbrances	3,288
Initial Cost to Company	950
Cost capitalized subsequent to acquisition	7,722
Gross amount at which carried at end of period	8,672
Accumulated Depreciation & Depletion	4,847
Baltimore, MD 3
Encumbrances	973
Initial Cost to Company	690
Cost capitalized subsequent to acquisition	2,861
Gross amount at which carried at end of period	3,551
Accumulated Depreciation & Depletion	1,570
Baltimore, MD 4
Encumbrances	0
Initial Cost to Company	1,435
Cost capitalized subsequent to acquisition	4,229
Gross amount at which carried at end of period	5,664
Accumulated Depreciation & Depletion	1,113
Baltimore City, MD
Encumbrances	4,712
Initial Cost to Company	5,106
Cost capitalized subsequent to acquisition	5,488
Gross amount at which carried at end of period	10,594
Accumulated Depreciation & Depletion	1,108
Baltimore City, MD 2
Encumbrances	0
Initial Cost to Company	7,442
Cost capitalized subsequent to acquisition	1,869
Gross amount at which carried at end of period	9,311
Accumulated Depreciation & Depletion	1,070
Duval, FL
Encumbrances	0
Initial Cost to Company	2,416
Cost capitalized subsequent to acquisition	541
Gross amount at which carried at end of period	2,957
Accumulated Depreciation & Depletion	2,793
Harford, MD 1
Encumbrances	486
Initial Cost to Company	31
Cost capitalized subsequent to acquisition	3,830
Gross amount at which carried at end of period	3,861
Accumulated Depreciation & Depletion	2,181
Harford, MD 2
Encumbrances	1,377
Initial Cost to Company	50
Cost capitalized subsequent to acquisition	5,709
Gross amount at which carried at end of period	5,759
Accumulated Depreciation & Depletion	2,605
Harford, MD 3
Encumbrances	2,646
Initial Cost to Company	85
Cost capitalized subsequent to acquisition	7,091
Gross amount at which carried at end of period	7,176
Accumulated Depreciation & Depletion	3,677
Harford, MD 5
Encumbrances	2,148
Initial Cost to Company	88
Cost capitalized subsequent to acquisition	10,133
Gross amount at which carried at end of period	10,221
Accumulated Depreciation & Depletion	4,379
Harford, MD 6
Encumbrances	1,506
Initial Cost to Company	155
Cost capitalized subsequent to acquisition	12,627
Gross amount at which carried at end of period	12,782
Accumulated Depreciation & Depletion	4,401
Howard, MD 1
Encumbrances	0
Initial Cost to Company	2,859
Cost capitalized subsequent to acquisition	4,887
Gross amount at which carried at end of period	7,746
Accumulated Depreciation & Depletion	4,369
Howard, MD 2
Encumbrances	879
Initial Cost to Company	2,473
Cost capitalized subsequent to acquisition	1,046
Gross amount at which carried at end of period	3,519
Accumulated Depreciation & Depletion	1,480
Elkridge, MD
Encumbrances	0
Initial Cost to Company	8,920
Cost capitalized subsequent to acquisition	27
Gross amount at which carried at end of period	8,947
Accumulated Depreciation & Depletion	355
Anne Arun, MD 1
Encumbrances	8,179
Initial Cost to Company	715
Cost capitalized subsequent to acquisition	9,394
Gross amount at which carried at end of period	10,109
Accumulated Depreciation & Depletion	5,893
Anne Arun, MD 2
Encumbrances	4,730
Initial Cost to Company	950
Cost capitalized subsequent to acquisition	14,211
Gross amount at which carried at end of period	15,161
Accumulated Depreciation & Depletion	5,184
Anne Arun, MD 3
Encumbrances	0
Initial Cost to Company	1,525
Cost capitalized subsequent to acquisition	10,800
Gross amount at which carried at end of period	12,325
Accumulated Depreciation & Depletion	3,737
Anne Arun, MD 4
Encumbrances	3,390
Initial Cost to Company	737
Cost capitalized subsequent to acquisition	5,430
Gross amount at which carried at end of period	6,167
Accumulated Depreciation & Depletion	1,900
Anne Arun, MD 5
Encumbrances	0
Initial Cost to Company	667
Cost capitalized subsequent to acquisition	10,641
Gross amount at which carried at end of period	11,308
Accumulated Depreciation & Depletion	2,832
Norfolk, VA
Encumbrances	0
Initial Cost to Company	7,512
Cost capitalized subsequent to acquisition	36
Gross amount at which carried at end of period	7,548
Accumulated Depreciation & Depletion	2,668
Prince Wil, VA 2
Encumbrances	0
Initial Cost to Company	7,039
Cost capitalized subsequent to acquisition	24,078
Gross amount at which carried at end of period	31,117
Accumulated Depreciation & Depletion	2,582
Newcastle Co, DE
Encumbrances	0
Initial Cost to Company	11,559
Cost capitalized subsequent to acquisition	2,959
Gross amount at which carried at end of period	14,518
Accumulated Depreciation & Depletion	4,736
Baltimore City, MD 3
Encumbrances	0
Initial Cost to Company	988
Cost capitalized subsequent to acquisition	3,826
Gross amount at which carried at end of period	4,814
Accumulated Depreciation & Depletion	106
Carroll, MD
Encumbrances	0
Initial Cost to Company	4,720
Cost capitalized subsequent to acquisition	2,340
Gross amount at which carried at end of period	7,060
Accumulated Depreciation & Depletion	0
Harford, MD 4
Encumbrances	0
Initial Cost to Company	92
Cost capitalized subsequent to acquisition	1,600
Gross amount at which carried at end of period	1,692
Accumulated Depreciation & Depletion	0
Prince Wil, VA 3
Encumbrances	0
Initial Cost to Company	3,402
Cost capitalized subsequent to acquisition	4,670
Gross amount at which carried at end of period	8,072
Accumulated Depreciation & Depletion	97
Wash DC 1
Encumbrances	0
Initial Cost to Company	2,957
Cost capitalized subsequent to acquisition	9,858
Gross amount at which carried at end of period	12,815
Accumulated Depreciation & Depletion	2,866
Wash DC 2
Encumbrances	0
Initial Cost to Company	3,811
Cost capitalized subsequent to acquisition	2,404
Gross amount at which carried at end of period	6,215
Accumulated Depreciation & Depletion	0
Land Development and Construction Properties
Encumbrances	0
Initial Cost to Company	15,970
Cost capitalized subsequent to acquisition	24,698
Gross amount at which carried at end of period	40,668
Accumulated Depreciation & Depletion	$ 3,069